Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Current tax benefit
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred tax benefit
Federal	3,774,110	2,006,831
State	432,091	79,548
Change in valuation allowance	(4,206,202)	(2,086,379)
Deferred Income Tax Expense (Benefit)	0	0
Total tax expense	$ 0	$ 0